Statement of Changes in Stockholder’s Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2010	Apr. 30, 2011
Statement of Stockholders' Equity [Abstract]
Common stock issued, price per share	$ 0.001	$ 0.001